Debt	12 Months Ended
Dec. 31, 2012
Debt

9. Debt

Debt is comprised of the following at December 31, 2012 and 2011:

(in millions)	2012	2011
Senior Secured Credit Facility Term Loans	$1,235.5	$1,001.6
8% Senior Notes due 2016(a)	295.7	294.6
6 1/8% Senior Notes due 2022(a)	300.0	300.0
7 1/2% Senior Subordinated Notes due 2017(b)	655.3	656.5
7 1/2% Senior Subordinated Notes due 2020(b)	468.4	464.0
1 7/8% Senior Subordinated Convertible Notes due 2018	420.9	—
Securitization Facility	383.8	300.0
Revolving Credit Facility	—	—
2% Subordinated Note due 2012	—	99.7
Non-U.S. borrowings	31.8	35.6
Other	6.7	7.4

Total debt	3,798.1	3,159.4

Less: current portion	(504.7)	(269.3)

Total long-term debt	$3,293.4	$2,890.1

(a)	Collectively, the “Senior Notes.”
(b)	Collectively, the “Senior Subordinated Notes.”

Senior Secured Credit Facility

In February 2012, the Company entered into an amendment to and borrowed $300 under its senior secured credit facility (the “Facility”), which is comprised of $150 under the existing senior secured term loan A facility that matures in March 2016 and bears interest at LIBOR plus a spread of 225 basis points; and $150 under the existing senior secured term loan B facility that matures in January 2017 and bears interest at LIBOR plus a spread of 300 basis points. The proceeds were used, in part, to repurchase shares of the Company’s common stock under the Company’s accelerated stock repurchase program (see Note 13).

At December 31, 2012, the “Facility” is comprised of:

•	a $675 senior secured term loan A facility maturing in March 2016, that bears interest at LIBOR plus a spread of 225 basis points;

•	a $650 senior secured term loan B facility maturing in January 2017, which is subject to extension to 2018 under certain conditions, that bears interest at LIBOR plus a spread of 300 basis points; and

•

a $250 senior secured revolving credit facility (the “Revolver”), which is comprised of a $175 U.S. dollar component and a $75 multi-currency component. The Revolver matures in March 2016 and bears interest at certain selected rates, including LIBOR plus a spread of 225 basis points. At December 31, 2012, there was no amount outstanding under the Revolver. The Company is required to pay an annualized commitment fee of approximately 0.38% on the unused balance of the Revolver.

The weighted average interest rate on the Facility was approximately 2.9% at December 31, 2012.

Senior Notes and Senior Subordinated Notes

The Company may redeem all or part of the 8% senior notes due 2016 and the 7 1/2% senior subordinated notes due 2020 beginning in May 2013 and January 2015, respectively, at specified redemption prices ranging from approximately 100% to 104% of the principal amount, plus accrued and unpaid interest to the date of redemption. Beginning in November 2015, the Company may redeem all or part of the 6 1/8% senior notes due 2022 at specified redemption prices ranging from approximately 100% to 103% of the principal amount, plus accrued and unpaid interest to the date of redemption.

The Company has designated a portion of its Euro-denominated 7 1/2% senior subordinated notes due 2020, with an aggregate principal balance of €150 (the “Hedging Instrument”), as a net investment hedge of the foreign currency exposure of its net investment in certain Euro-denominated subsidiaries. Foreign currency gains and losses on the Hedging Instrument are recorded as an adjustment to AOCI. See Note 10 for disclosures regarding the Company’s derivative financial instruments.

Senior Subordinated Convertible Notes

In September 2012, the Company completed a private offering for the sale of $500 aggregate principal amount of 1 7/8% senior subordinated convertible notes due 2018 (the “Convertible Notes”) to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and received net proceeds of approximately $487, after deducting fees and expenses. Upon closing, the Company used approximately $100 of the net proceeds to repurchase the Company’s common stock in privately negotiated transactions pursuant to its stock repurchase program (see Note 10). The remainder of the net proceeds will be used for general corporate purposes. The conversion rate is approximately 21 shares of the Company’s common stock (subject to customary adjustments, including in connection with a fundamental change transaction) per $1 thousand principal amount of the Convertible Notes, which is equivalent to a conversion price of approximately $47.23 per share. The Convertible Notes are not subject to redemption at the Company’s option prior to the maturity date. If the Company undergoes a fundamental change (as defined in the indenture governing the Convertible Notes) prior to maturity, holders of the Convertible Notes will have the right, at their option, to require the Company to repurchase for cash some or all of their Convertible Notes at a repurchase price equal to 100% of the principal amount of the Convertible Notes being repurchased, plus accrued and unpaid interest.

The Convertible Notes will be convertible only under the following circumstances:

•

prior to June 1, 2018, on any date during any calendar quarter (and only during such calendar quarter) if the closing sale price of the Company’s common stock was more than 130% of the then current conversion price for at least 20 trading days (whether or not consecutive) in the period of the 30 consecutive trading days ending on the last trading day of the previous calendar quarter;

•

prior to June 1, 2018, if the Company distributes to all or substantially all holders of its common stock rights, options or warrants entitling them to purchase, for a period of 60 calendar days or less from the declaration date for such distribution, shares of its common stock at a price per share less than the average closing sale price of its common stock for the ten consecutive trading days immediately preceding, but excluding, the declaration date for such distribution;

•

prior to June 1, 2018, if the Company distributes to all or substantially all holders of its common stock cash, other assets, securities or rights to purchase its securities, which distribution has a per share value exceeding 10% of the closing sale price of its common stock on the trading day immediately preceding the declaration date for such distribution, or if the Company engages in certain other corporate transactions as described herein;

•

prior to June 1, 2018, during the five consecutive business-day period following any ten consecutive trading-day period in which the trading price per $1 thousand principal amount of Convertible Notes for each trading day during such ten trading-day period was less than 98% of the closing sale price of its common stock for each trading day during such ten trading-day period multiplied by the then current conversion rate; or

•	on or after June 1, 2018, and on or prior to the close of business on the second scheduled trading day immediately preceding the maturity date, without regard to the foregoing conditions.

Upon conversion, holders will receive, at the Company’s discretion, cash, shares of the Company’s common stock or a combination thereof. It is the Company’s intent to settle the principal amount and accrued interest on the Convertible Notes with cash. At the date of issuance, the estimated fair value of the liability and equity components of the Convertible Notes was approximately $418 and $82, respectively, resulting in an effective annual interest rate, considering debt issuance costs, of approximately 5.5%. The amount allocated to the equity component is recorded as a discount to the original aggregate principal amount of the Convertible Notes.

Securitization Facility

The Company maintains a $400 receivables purchase agreement (the “Securitization Facility”) that matures in February 2015 and bears interest at a margin over the commercial paper rate. Under the Securitization Facility, substantially all of the Company’s Outdoor Solutions, Consumer Solutions and Branded Consumables domestic accounts receivable are sold to a special purpose entity, Jarden Receivables, LLC (“JRLLC”), which is a wholly-owned consolidated subsidiary of the Company. JRLLC funds these purchases with borrowings under a loan agreement, which are secured by the accounts receivable. There is no recourse to the Company for the unpaid portion of any loans under this loan agreement. To the extent there is availability, the Securitization Facility will be drawn upon and repaid as needed to fund general corporate purposes. At December 31, 2012, the borrowing rate margin and the unused line fee on the Securitization Facility were 0.90% and 0.45% per annum, respectively.

Non-U.S. Borrowings

The Company’s non-U.S. borrowings are comprised of amounts borrowed under various foreign credit lines and facilities. Certain of these foreign credit lines are secured by certain non-U.S. subsidiaries’ inventory and/or accounts receivable.

Debt Covenants and Other

The Senior Notes and Senior Subordinated Notes are subject to a number of restrictive covenants that, in part, limit the ability of the Company and certain of its subsidiaries, subject to certain exceptions and qualifications, to incur additional indebtedness, to incur liens, engage in mergers and consolidations, enter into transactions with affiliates, make certain investments, transfer or sell assets, pay dividends to third parties or distributions on or repurchase the Company’s common stock, prepay debt subordinate to the Senior Notes or dispose of assets.

The Facility and contains certain restrictions, subject to certain exceptions and qualifications, on the conduct of the Company and certain of its subsidiaries, including, among other restrictions: incurring debt, disposing of certain assets, making investments, exceeding certain agreed upon capital expenditures, creating or suffering liens, completing certain mergers, consolidations and sales of assets, acquisitions, declaring dividends to third parties, redeeming or prepaying other debt, and certain transactions with affiliates. The Facility also includes financial covenants that require the Company to maintain certain total leverage and interest coverage ratios.

The Facility contains a covenant that restricts the Company and its subsidiaries from making certain “restricted payments” (any dividend or other distribution, whether in cash, securities or other property, with respect to any stock or stock equivalents of the Company or any subsidiary), except that:

•	the Company may declare and make dividend payments or other distributions payable in common stock;

•	the Company may repurchase shares of its own stock (provided certain financial and other conditions are met); and

•	the Company may make restricted payments during any fiscal year not otherwise permitted, provided that certain financial and other conditions are met.

The Facility and the indentures related to the Senior Notes and the Senior Subordinated Notes (the “Indentures”) contain cross-default provisions pursuant to which a default in respect to certain of the Company’s other indebtedness could trigger a default by the Company under the Facility and the Indentures. If the Company defaults under the covenants (including the cross-default provisions), the Company’s lenders could foreclose on their security interest in the Company’s assets, which may have a material adverse effect on the consolidated financial condition, results of operations or cash flows of the Company.

The Company’s obligations under the Facility, Senior Subordinated Notes, Senior Notes and Convertible Notes are guaranteed, on a joint and several basis, by certain of its domestic subsidiaries, all of which are directly or indirectly wholly-owned by the Company (see Note 19).

The Company’s debt maturities for the five years following December 31, 2012 and thereafter are as follows:

Years Ending December 31,	Amount
(in millions)
2013	$504.7
2014	146.9
2015	297.6
2016	392.2
2017	657.1
Thereafter	1,899.0

Total principal payments	3,897.5
Net discount and other	(99.4)

Total	$3,798.1

At December 31, 2012 and 2011, unamortized deferred debt issue costs were $48.0 and $40.7, respectively. These costs are included in “Other assets” on the consolidated balance sheets and are being amortized over the respective terms of the underlying debt.

At December 31, 2012 and 2011, the approximate fair market value of total debt is as follows:

(in millions)	2012	2011
Level 1	1,895	1,801
Level 2	2,076	1,444

Total	$3,971	$3,245